DEFERRED LIABILITY	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Deferred Liability
DEFERRED LIABILITY

NOTE 7 – DEFERRED LIABILITY

On September 2, 2020, PCTI entered into an agreement with a third- party. Pursuant to the terms of the agreement, in exchange for $750,000, PCTI agreed to pay the third-party a perpetual three percent (3%) payment of revenues, as defined in the agreement. Payments are due ninety (90) days after each calendar quarter, with the first payment due on or before March 31, 2021, for revenues for the quarter ending December 31, 2020. On February 26, 2021, the agreement was assigned to Ozop and on March 4, 2021, the note was amended, whereby in exchange for 175,000,000 shares of common stock, the royalty percentage was amended to 1.8%. No payments have been made and the Company is in default of the agreement. On November 11, 2022, the third-party and the Company agreed to reduce the liability by $260,000 and add $260,000 to the promissory note issued on November 11, 2022.

EV Insurance Company records premiums received from the issuance of Vehicle Service Contracts (“VSC’s”) as a deferred liability. The Company will analyze the deferred liability to determine if any amounts can be recorded as income with the balance remaining in deferred liabilities for potential future claims. During the three months ended March 31, 2026, the Company paid a claim of $12,779 and charged the deferred liability account. As of March 31, 2026, and December 31, 2025, the Company has recorded $39,931 and $42,425 as deferred liabilities related to VSC’s.

The deferred liability as of March 31, 2026, and December 31, 2025, on the consolidated balance sheets is $529,931 and $532,425 respectively.

NOTE 7 – DEFERRED LIABILITY

On September 2, 2020, PCTI entered into an agreement with a third- party. Pursuant to the terms of the agreement, in exchange for $750,000, PCTI agreed to pay the third-party a perpetual three percent (3%) payment of revenues, as defined in the agreement. Payments are due ninety (90) days after each calendar quarter, with the first payment due on or before March 31, 2021, for revenues for the quarter ending December 31, 2020. On February 26, 2021, the agreement was assigned to Ozop and on March 4, 2021, the note was amended, whereby in exchange for 35,000 post reverse split (175,000,000 prior to the reverse split) shares of common stock, the royalty percentage was amended to 1.8%. No payments have been made and the Company is in default of the agreement. On November 11, 2022, the third-party and the Company agreed to reduce the liability by $260,000 and add $260,000 to the promissory note issued on November 11, 2022.

EV Insurance Company records premiums received from the issuance of Vehicle Service Contracts (“VSC’s”) as a deferred liability. The Company will analyze the deferred liability to determine if any amounts can be recorded as income with the balance remaining in deferred liabilities for potential future claims. As of December 31, 2025, and 2024, the Company has recorded $42,425 and $12,610 as deferred liabilities related to VSC’s.

The deferred liability as of December 31, 2025, and 2024, on the consolidated balance sheets is $532,425 and $502,610, respectively.